Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial sta
tements of Aviragen Therapeutics, Inc. and its wholly owned subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). All intercompany balances and transactions have been eliminated in consolidation. The Company’s fiscal year ends on
June 30.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparat
ion of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include accruals, liabilities and obligations, tangible assets and deferred income taxes. Actual results could differ from those estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, investments, accounts receivable, accounts payable
, note payable and accrued liabilities. The carrying amounts of those financial instruments are considered to be representative of their respective fair values because of the short-term nature of those investments.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents and Investments

Cash equivalents consist of short-term, highly liquid investments with original maturities of
90
or fewer days when purchased. Investments with original maturities between
90
and
365
days when purchased are considered to be short-term investments. Investments with original maturities over
365
days when purchased are considered to be long-term investments. The Company has classified its entire investment portfolio as available-for-sale. These securities ar
e recorded as cash equivalents or short-term investments. Short-term investments are carried at the fair value based upon observable inputs based on quoted market prices. The amortized cost of securities is adjusted for amortization of premiums and accretion of discounts to maturity. Amortization and accretion are included in interest income, net, and any realized gains and losses are also included in interest income, net. All unrealized gains and losses are reported in other comprehensive loss. The cost basis of all securities sold is based on the specific identification method. Available-for-sale securities as of
June 30, 2017
consisted primarily of corporate notes and certificates of deposit.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk and Other Risks and Uncertainties

Cash, cash equivalents and short
-term investments consist of financial instruments that potentially subject the Company to concentrations of credit risk to the extent recorded on the balance sheets. The Company believes that it has established guidelines for investment of its excess cash that maintain principal and liquidity through its policies on concentration, diversification, investment maturity, and investment grade.

Receivables, Policy [Policy Text Block]
Receivables

Accounts receivable are recorded at the invoiced amount. An allowance for returns is estimated based on historical information patterns and sales and return information provided by the partner. The current year expense to adjust revenue for returns, if any, is recorded in the consolidated statements of operations.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Fixed assets are recorded at acquisition cost, net of accumulated depreciation and impairment. Depreciation on tangible property and equipment is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful life of machinery, equipment, software and fixtures is
three
to
five
years. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term or estimated useful life of the asset. Maintenance and repairs are charged to operations as incurred.

Lessee, Leases [Policy Text Block]
Leased Assets

The Company accounts for its leases at their inception as either an operating or capital lease, depending on certain defined criteria. All of the Company
’s leases in effect at
June 30, 2017
and
2016
are considered operating leases. The costs of operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease term.
The difference between cash payments and straight line rent expense is recorded as deferred rent liability. The balance of deferred rent liabilities is classified in the balance sheet as other liabilities.
Additionally, any incentives the Company receives are treated as a reduction of expenses over the term of the agreement. Leasehold improvements provided by the landlord are capitalized at cost and amortized over the lesser of their expected useful life or the life of the lease, without assuming renewal features, if any, are exercised.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency

Functional and reporting currency.
The consolidated financial statements are presented in U.S. dollars and the functional currency of all of its subsidiaries is the U.S. dollar. The Company operates in several jurisdictions with local currencies including the Euro, the Australian dollar and the British Pound
. However
, the primary economic environment in which the entity operates is the U.S. dollar.

Transactions and balances.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the related transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, as well as from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies, are recognized in the consolidated statements of operations.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]	Patent Expense Legal fees incurred for patent application costs for product candidates have been charged to expense and reported in general and administrative expense.
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation Expense

Share-based compensation expense relates to stock options, restricted stock units or other equity-based grants. The fair market value of stock options is determined at the grant date using the Black-Scholes option pricing model based on the date the grant is issued. The fair market value of restricted stock units or other equity-based grants are also determined at the grant date, based on the closing price of the Company’s common stock on that date. The value of the awards that are ultimately expected to vest is recognized as an expense on a straight-line basis over the employee's requisite service period. The Company uses the lattice model with a Monte Carlo simulation to value the grants of market stock units (“MSUs”). This valuation methodology utilizes several key assumptions, including the average closing stock price on the grant date, expected volatility of the Company’s stock price, risk-free rates of return and expected dividend yield.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company applies ASC
740
–
Income Taxes,
which established financial accounting and reporting requirements for the effects of income taxes that result from the Company’s activities during the current and preceding years. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating losses and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted statutory tax rates expected to apply to taxable income in the jurisdictions and years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Where the Company determines that it is more likely than
not
that some portion or all of the deferred tax assets will
not
be realized in the fut
ure, the deferred tax assets are reduced by a valuation allowance. The valuation allowance is sufficient to reduce the deferred tax assets to the amount that the Company determines is more likely than not
to be realized.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenue cons
ists primarily of royalty payments. Revenue from royalties is recognized when the net sales of the underlying product by the relevant third
party, including actual or estimated returns within the royalty period based on agreement, are determinable. The Company receives estimates of the amount of royalty revenue from its licensees on a quarterly basis.

Revenue Recognition, Deferred Revenue [Policy Text Block]
Non-Cash Interest Expense on Liability Related to Sale of Future Royalties

In
April 2016,
the Company sold certain royalty rights related to the approve
d product Inavir®, sold by Daiichi Sankyo in the Japanese market, for
$20
million to HealthCare Royalty Partners III, L.P. (“HCRP”). Under the relevant accounting guidance, due to a limit on the amount of royalties that HCRP can earn under the arrangement, this transaction was accounted for as a liability that will be amortized using the interest method over the life of the arrangement. The Company has no
obligation to pay any amounts to HCRP other than to pass through to HCRP its share of royalties as they are received from Daiichi Sankyo. In order to record the amortization of the liability, the Company is required to estimate the total amount of future royalty payments to be received under the License Agreement and the payments that will be passed through to HCRP over the life of the agreement. The sum of the pass through amounts less the net proceeds received will be recorded as non-cash interest expense over the life of the liability. Consequently, the Company imputes interest on the unamortized portion of the liability and records non-cash interest expense using an estimated effective interest rate. The Company will periodically assess the expected royalty payments, and to the extent such payments are greater or less than the initial estimate, it will adjust the amortization of the liability and interest rate
.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Expense

Research and development expense represents the cost of activities associated with the discovery, preclinical development, and clinical development of the Company
’s product candidates other than those captured under cost of revenue. These costs include, but are not
limited to, fees paid to
third
-party service providers in connection with conducting external preclinical studies and clinical trials, monitoring, accumulating and evaluating the related preclinical and clinical data; salaries and personnel-related expenses for our internal staff, including benefits and share-based compensation; the cost to develop, formulate and manufacture product candidates; external research and chemistry, consulting fees; license expenses and sponsored research fees paid to third
parties; and outsourced cost of specialized information systems to evaluate and monitor our programs, depreciation and facility costs. Research and development expenses are expensed as incurred.

Selling, General and Administrative Expenses, Policy [Policy Text Block]
General and Administrative Expense

General and administrative expense reflects the costs incurred to manage and support our research and development activities, operations, contracts, and status as a publicly-traded company. General and administrative expense consists primarily of salaries and personnel-related expenses, including share-based compensation for personnel in executive, finance, information technology, business development and human resources functions. Other significant costs include professional fees for legal, auditing, tax, and consulting services, legal fees associated with patents and intellectual property related to our product candidates, insurance premiums, other expenses incurred as a result of being a company that is publicly traded, and depreciation and facility expenses.

Comprehensive Income, Policy [Policy Text Block]
Total
Comprehensive Income

Comprehensive income is defined as the total change in stockholders
’ equity during the period other than from transactions with stockholders, and for the Company, includes net income, unrealized gains and loss from available for sale securities and cumulative translation foreign currency adjustments.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Adopted Accounting Standards
In
March 2016,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)
2016
-
09
- Improvements to Employee Share-Based Payment Accounting. This ASU simplifies several aspects of the accounting for employee share-based payments, including the accounting for employer tax withholding on share-based compensation, forfeitures and the financial statement presentation of excess tax benefits and deficiencies. The ASU also clarifies the statement of cash flows presentation for certain components of share-based awards.

The Company has elected to early adopt ASU
2016
-
09
for the
fiscal year ended
June 30, 2017
using a modified retrospective approach, effective as if adopted the first
day of the fiscal year,
July 1, 2016.
As a result of the adoption, the Company made an accounting policy election to account for forfeitures as they occur. The impact of the change in accounting policy has been recorded as a
$0.1
million cumulative effect adjustment as an increase to the Company’s retained earnings and a decrease to additional paid-in capital as of
January 1, 2017
to reflect actual forfeitures versus the previously-estimated forfeiture rate.

The amendments within the ASU related to the recognition of excess tax benefits and deficiencies and tax withholding requirements were adopted prospectively, with no
impact to prior periods.

In
August 2014,
the FASB issued authoritative accounting guidance related to management
’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. Management’s evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued. In doing so, the amendments should reduce diversity in the timing and content of footnote disclosures. This guidance is effective for annual reporting ending after
December 15, 2016,
and for annual periods and interim periods thereafter, with early application permitted. The Company adopted the standard for the fiscal year ended
June 30, 2017,
with
no
material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Standards

In
May 2014,
the FASB issued authoritative accounting guidance related to revenue from contracts with customers. This guidance is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. This guidance is effective for annual reporting periods beginning after
December 15, 2017.
Accordingly, the Company will adopt this guidance on
July 1, 2018.
Companies
may
use either a full retrospective or a modified retrospective approach to adopt this guidance. The Company is evaluating which transition approach to use and its impact, if any, on its consolidated financial statements.

In
January 2016,
the FASB issued guidance related to financial instruments - overall recognition and measurement of financial assets and financial liabilities. The guidance enhances the reporting model for financial instruments, which includes amendments to address aspects of recognition, measurement, presentation and disclosure. The update to the standard is effective for public companies for interim and annual periods beginning after
December 15, 2017.
Accordingly, the standard is effective for the Company on
July 1, 2018.
The Company is currently evaluating the impact that the standard will have on the consolidated financial statements.

In
February 2016,
the FASB issued new guidance on leases. This guidance replaces the prior lease accounting guidance in its entirety. The underlying principle of the new standard is the recognition of lease assets and lease liabilities by lessees for substantially all leases, with an exception for leases with terms of less than twelve
months. The standard also requires additional quantitative and qualitative disclosures. The guidance is effective for interim and annual reporting periods beginning after
December 15, 2018,
and early adoption is permitted. The standard requires a modified retrospective approach, which includes several optional practical expedients. Accordingly, the standard is effective for the Company on
July 1, 2019.
The Company is currently evaluating the impact that this guidance will have on the consolidated financial statements.

In
August 2016,
the FASB issued new guidance on how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard is effective for the Company beginning
July 1, 2018.
Early adoption is permitted. We do
not
expect the adoption of this guidance to have a material impact on the consolidated financial statements.